EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 12:-	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	Years ended December 31,
	2011	2010	2009

Net (loss) income	$(1,904)	$570	$(2,649)

Weighted average Ordinary Shares outstanding	6,367,560	5,373,515	5,081,986

Dilutive effect:
Employee stock options and warrants	-	573,795	-

Diluted weighted average Ordinary Shares outstanding	6,367,560	5,947,310	5,081,986

Basic (loss) earnings per Ordinary Share	$(0.30)	$0.11	$(0.52)

Diluted (loss) earnings per Ordinary Share	$(0.30)	$0.10	$(0.52)